Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies:

Contingencies
Legal proceedings are a common aspect of the shipping industry and may arise from regulatory matters, contract disputes, or other operational issues. These may include claims related to charter agreements, insurance matters, or regulatory compliance. In March 2024, a shareholder filed a lawsuit in the High Court of the Republic of the Marshall Islands challenging the issuance of the Series B Preferred Shares in December 2021. The High Court dismissed the lawsuit in October 2024, and on February 20, 2026, the Supreme Court of the Marshall Islands affirmed the dismissal. The litigation has been concluded.
The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities that should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

Commitments

Voyage revenue

The Company operates most of its vessels under lease agreements. Time charters typically may provide for charterers’ options to extend the lease terms and termination clauses. The Company’s time charters range from 10 to 30 months. In addition, the time charters contain termination clauses which protect either the Company or the charterers from material adverse events. Variable lease payments in the Company’s time charters vary based on changes on freight market index. The Company has the option to convert some of these variable lease payments to fixed based on the prevailing Capesize forward freight agreement rates.
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at June 30, 2026. For index-linked time charter contracts the calculation was made using the initial charter rates (these amounts do not include any assumed off-hire).

Twelve month periods ending June 30,	Amount
2027	130,538
2028	28,665
Total	159,203

Commitments under shipbuilding contracts

The following table sets forth the Company’s contractual annual payments to be made subsequent to June 30, 2026 based on vessels under construction commitments (Note 7):

Twelve month periods ending June 30,	Amount
2027	189,967
2028	141,333
2029	64,000
Total	395,300

Lease payments – office space

The following table sets forth the Company’s undiscounted office rental obligations as at June 30, 2026:

Twelve month periods ending June 30,	Amount
2027	137
2028	103
Total	240
Less: imputed interest	(81)
Present value of lease liabilities	159

Operating lease liability, current	93
Operating lease liability, non-current	66
Present value of lease liabilities	159

The office rent expense for the periods ended June 30, 2026 and 2025 was $88 and $84, respectively.